Jacob Micro Cap Growth Fund
Investor Class Shares (JMCGX)
Institutional Class Shares (JMIGX)

Supplement dated October 30, 2020 to
Prospectus and Statement of Additional Information (“SAI”)
dated January 3, 2020, as previously supplemented

Effective December 31, 2020, the Jacob Micro Cap Growth Fund is hereby changed to “Jacob Discovery Fund.”

All references to the Jacob Micro Cap Growth Fund in the Prospectus and SAI are changed to Jacob Discovery Fund.

Please retain this Supplement with the Prospectus and SAI.